Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets:
Plan assets at fair value at beginning of year	$ 646
Foreign currency translation		$ 0
Plan assets at fair value at end of year	717	646
Net amount recognized in the balance sheet consisted of the following:
Post-employment benefit obligations	403	377
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	992	1,008
Service cost	39	32	$ 28
Interest cost	38	36	35
Employee contributions	7	6
Plan amendments	6	3
Benefits paid	(40)	(39)
Effect of settlement	(5)	(11)
Actuarial (gain) loss	(21)	(5)
Foreign currency translation	75	(38)
Benefit obligation at end of year	1,091	992	1,008
Change in plan assets:
Plan assets at fair value at beginning of year	646	654
Actual return on plan assets	37	18
Employer contributions	21	25
Employee contributions	7	6
Benefits paid	(27)	(25)
Effect of settlement	(1)	(11)
Foreign currency translation	34	(21)
Plan assets at fair value at end of year	717	646	654
Funded status	(374)	(346)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	20	22
Other payables and accrued liabilities	(19)	(15)
Other non-current liabilities	0	0
Post-employment benefit obligations	(375)	(353)
Net amount recorded	(374)	(346)
Other Long-Term Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	109	99
Service cost	26	23	17
Interest cost	4	3	3
Employee contributions	0	0
Plan amendments	0	0
Benefits paid	(15)	(12)
Effect of settlement	0	0
Actuarial (gain) loss	3	1
Foreign currency translation	15	(5)
Benefit obligation at end of year	142	109	99
Change in plan assets:
Plan assets at fair value at beginning of year	0	0
Plan assets at fair value at end of year	0	0	$ 0
Funded status	(142)	(109)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	0	0
Other payables and accrued liabilities	(4)	(10)
Other non-current liabilities	(138)	(99)
Post-employment benefit obligations	0	0
Net amount recorded	(142)	$ (109)
Non‑qualified deferred compensation plan
Net amount recognized in the balance sheet consisted of the following:
Post-employment benefit obligations	$ (28)